Changes in MSRs measured using the fair value method (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Servicing Assets at Fair Value [Line Items]
Fair value at beginning of period	$ 154,430		$ 151,323
Purchases	45		2,231
Servicing Asset At Fair Value Securitizations Or Asset Transfers	19,262		18,495
Servicing Asset At Fair Value Disposals	0		(103)
Servicing Asset At Fair Value Payments On Loans	(22,556)	[1]	(20,275)	[1]
Reduction Due To Loan Repurchases	(3,871)		(5,200)
Servicing Asset At Fair Value Changes In Fair Value Resulting From Changes In Valuation Inputs Or Changes In Assumptions	15,024		8,069
Servicing Asset At Fair Value Other Changes That Affect Balance	(1,235)		(110)
Fair value at end of period	$ 161,099		$ 154,430

[1]	Represents changes due to collection / realization of expected cash flows over time.